Taxation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Taxation [Line Items]
Withholding tax (in Dollars)	$ 150
How Mine [Member]
Taxation [Line Items]
Effective statutory rates	25.75%
Redwing Mine [Member]
Taxation [Line Items]
Effective statutory rates	25.75%
Mazowe Mine [Member]
Taxation [Line Items]
Effective statutory rates	25.75%
BMC Entity [Member]
Taxation [Line Items]
Effective statutory rates	19.00%
Namib Minerals and Greenstone Corporation [Member]
Taxation [Line Items]
Effective statutory rates	0.00%